Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 49,467,092	$ 44,747,445
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	38,357,555	40,077,354
Culp, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	739,327	1,153,883
Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	32,578	43,493
Pooled Separate Accounts - T. Rowe Price Retirement Series
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,364,105
Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	46,493,565	41,274,730
Common and Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,973,527	3,472,715
Quoted prices in active markets for identical assets | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	38,357,555	40,077,354
Quoted prices in active markets for identical assets | Culp, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	739,327	1,153,883
Quoted prices in active markets for identical assets | Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	39,096,882	41,231,237
Significant other observable inputs | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	32,578	43,493
Significant other observable inputs | Pooled Separate Accounts - T. Rowe Price Retirement Series
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,364,105
Significant other observable inputs | Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 7,396,683	$ 43,493